Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2020
Significant Accounting Policies [Abstract]
Schedule of terms and method use to calculate amortization of tangible assets
Land	Not depreciated	No term
Buildings	Straight line	5 to 20 years
Leasehold improvements	Straight line	lease term
Furniture and equipment	Straight line	5 years
Cultivation and production equipment	Straight line	5 to 20 years
Vehicles	Straight line	5 years
Computers	Straight line	3 years
Construction in progress	Not depreciated	No term

Schedule of terms and method use to calculate amortization of intangible assets
Domain names	Straight line	10 years
Health Canada licenses	Straight line	20 years
Software	Straight line	3 to 5 years
Patents	Straight line	20 years

Schedule of effect of adjustment to amounts recognized in consolidated statement of financial position
	August 1, 2019, as previously reported		IFRS 16 remeasurement adjustments on August 1, 2019		As reported under IFRS 16 August 1, 2019
Assets
Non-current
Property, plant and equipment		$258,793		$21,360		$280,153
Total Assets		$258,793		$21,360		$280,153

Liabilities
Current liabilities
Lease liabilities		—		3,556		3,556

Non-current liabilities
Lease liabilities		—		17,804		17,804
Total Liabilities		$—		$21,360		$21,360

Schedule of reconciliation of total operating lease commitments
Total operating leases commitments as at July 31, 2019	$101,741
Less: Variable components of operating leases	(49,330)
Less: Low value and/or short-term lease	(88)
Operating lease liability before discounting	52,323
Adjustment to reflect discounting of operating lease commitments at August 1, 2019, using the incremental borrowing rate	(30,963)
Total lease liabilities recognized under IFRS 16 as at August 1, 2019 (Note 18)	$21,360